Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash received equity method investments	€ 168.0	€ 128.1	[1]	€ 99.9
Funding provided for tooling equity method investment
Additions related to non-cash transfers	€ 69.2	€ 203.7		€ 184.1

[1]	Depreciation and amortization includes depreciation of property, plant and equipment, amortization of intangible assets, depreciation of right-of-use assets, amortization of underwriting commissions and discount related to the bonds and credit facility.